UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   August 14,  2003


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      69

Form 13F Information Table Entry Total:       $127,112,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     1956    44695 SH       SOLE                             44695
Adobe Systems Inc              COM              00724f101      489    15250 SH       SOLE                             15250
Albertson's Inc                COM              013104104      202    10495 SH       SOLE                             10495
Amgen Inc                      COM              031162100      287     4357 SH       SOLE                              4357
Anglogold Ltd                  COM              023120108      594    18625 SH       SOLE                             18625
Assoc Banc-Corp                COM              045487105     1712    46769 SH       SOLE                             46769
Avery Dennison                 COM              053611109      683    13606 SH       SOLE                             13606
BP PLC - frmly BP Amoco PLC    COM              055622104     4266   101522 SH       SOLE                            101522
Bank One Corp                  COM              059438101      576    15494 SH       SOLE                             15494
BellSouth Corp                 COM              079860102      384    14433 SH       SOLE                             14433
Bemis Company                  COM              081437105      479    10225 SH       SOLE                             10225
Bristol Myers Squibb           COM              110122108     2061    75925 SH       SOLE                             75925
CVS Corp                       COM              585745102     1531    54631 SH       SOLE                             54631
Cardinal Health                COM              14149Y108      691    10751 SH       SOLE                             10751
ChevronTexaco Corp             COM              166764100     2409    33366 SH       SOLE                             33366
Cisco Systems                  COM              17275R102     2427   144560 SH       SOLE                            144560
Citigroup Inc                  COM              172967101     2208    51578 SH       SOLE                             51578
Computer Sciences              COM              205363104      238     6250 SH       SOLE                              6250
ConocoPhillips - 9/02 frmly Ph COM              20825c104     2511    45826 SH       SOLE                             45826
Consolidated Energy            COM              20854p109      573    25207 SH       SOLE                             25207
Developers Diversified Rlty    COM              251591103      806    28350 SH       SOLE                             28350
Dominion Resources             COM              25746u109     2813    43767 SH       SOLE                             43767
Duke Realty Corp               COM              264411505     1335    48466 SH       SOLE                             48466
Emerson Elec                   COM              291011104     2281    44641 SH       SOLE                             44641
Exxon Mobil Corp               COM              30231g102     4979   138643 SH       SOLE                            138643
First American Bankshares      COM                             669     1600 SH       SOLE                              1600
Gannett Inc                    COM              364730101     2446    31850 SH       SOLE                             31850
General Electric               COM              369604103     6167   215012 SH       SOLE                            215012
General Mills                  COM              370334104     2315    48835 SH       SOLE                             48835
Genuine Parts                  COM              372460105      626    19567 SH       SOLE                             19567
Health Care Realty Tr.         COM              421946104     4027   138135 SH       SOLE                            138135
Heinz H.J. Co                  COM              423074103      627    19000 SH       SOLE                             19000
Home Depot                     COM              437076102      774    23355 SH       SOLE                             23355
IBM Corp                       COM              459200101     2383    28885 SH       SOLE                             28885
Illinois Tool Works            COM              452308109     1161    17633 SH       SOLE                             17633
Intel Corp                     COM              458140100     2950   141739 SH       SOLE                            141739
Johnson&Johnson                COM              478160104     5062    97910 SH       SOLE                             97910
Kimberly Clark                 COM              494368103     2857    54800 SH       SOLE                             54800
Kraft Foods Inc Cl A           COM              50075n104      950    29190 SH       SOLE                             29190
Liberty Property               COM              531172104     4131   119380 SH       SOLE                            119380
Marshall & Ilsley              COM              571834100     3530   115424 SH       SOLE                            115424
Masco Corp                     COM              574599106     1955    81975 SH       SOLE                             81975
McDonald's Corp                COM              580135101      298    13496 SH       SOLE                             13496
McGraw-Hill                    COM              580645109      431     6954 SH       SOLE                              6954
Merck & Co                     COM              589331107     4865    80355 SH       SOLE                             80355
Microsoft Corp                 COM              594918104     2013    78510 SH       SOLE                             78510
Modine Mfg Co                  COM              607828100      312    16400 SH       SOLE                             16400
Newmont Mining Corp            COM              802176107      876    26975 SH       SOLE                             26975
Nokia Corp Spons ADR           COM              654902204      467    28400 SH       SOLE                             28400
Northern Border Partners L P   COM              664785102     1406    33670 SH       SOLE                             33670
Northern States Financial Corp COM              665751103      266     9250 SH       SOLE                              9250
Penn VA Resources              COM              707884102      581    19875 SH       SOLE                             19875
Pepsico, Inc.                  COM              713448108     2685    60343 SH       SOLE                             60343
Pfizer Inc                     COM              717081103     4538   132880 SH       SOLE                            132880
Procter & Gamble               COM              742718109     1674    18767 SH       SOLE                             18767
Royal Dutch Petro              COM              780257705     1981    42500 SH       SOLE                             42500
SBC Commun Inc.                COM              78387G103     1166    45633 SH       SOLE                             45633
Schlumberger                   COM              806857108      740    15550 SH       SOLE                             15550
Suncor Energy Inc              COM              867229106     1829    97558 SH       SOLE                             97558
Sysco Corp                     COM              871829107     4047   134715 SH       SOLE                            134715
Tribune Co                     COM              896047107     2151    44543 SH       SOLE                             44543
U.S. Bancorp                   COM              902973304     3191   130235 SH       SOLE                            130235
Verizon Comm. (Frmly GTE & Bel COM              92343v104     3053    77394 SH       SOLE                             77394
Vodafone Group PLC             COM              92857w100      236    12005 SH       SOLE                             12005
WPS Resources                  COM              92931B106      330     8200 SH       SOLE                              8200
Wal Mart Stores                COM              931142103     1258    23437 SH       SOLE                             23437
Walgreen Co                    COM              931422109     2651    88066 SH       SOLE                             88066
Wells Fargo                    COM              949746101     2642    52425 SH       SOLE                             52425
Wyeth - frmly Amer Home Prod   COM              983024100      306     6715 SH       SOLE                              6715